COMMITMENTS (Schedule of Future Minimum Concession Fee Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
COMMITMENTS [Abstract]
2014	$ 182,500
2015	120,557
2016	52,898
2017	30,007
2018	20,762
2019	42,273
Total	$ 448,997